Schedule of Investments
March 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.09%
Australia–0.82%
Rio Tinto PLC	8,650	$546,895
Canada–5.56%
Canadian Pacific Kansas City Ltd.	13,626	1,201,398
Constellation Software, Inc.	578	1,578,827
Dollarama, Inc.	12,236	932,142
		3,712,367
China–2.68%
NetEase, Inc.	38,053	788,520
Tencent Holdings Ltd.	25,600	997,118
		1,785,638
France–6.58%
Airbus SE	4,270	786,657
Hermes International S.C.A.	405	1,035,091
L’Oreal S.A.	2,068	979,346
LVMH Moet Hennessy Louis Vuitton SE	1,337	1,203,027
TotalEnergies SE	5,638	387,835
		4,391,956
Italy–1.46%
Ryanair Holdings PLC, ADR	6,695	974,725
Netherlands–1.89%
ASML Holding N.V.	297	287,930
IMCD N.V.	5,536	974,391
		1,262,321
South Korea–2.82%
Samsung Electronics Co. Ltd.	31,288	1,880,330
Sweden–1.05%
Atlas Copco AB, Class A	41,605	702,648
Taiwan–1.22%
Taiwan Semiconductor Manufacturing Co. Ltd.	34,000	814,511
United Kingdom–8.70%
3i Group PLC	60,135	2,132,231
Ashtead Group PLC	8,037	572,469
Berkeley Group Holdings PLC (The)	16,235	975,406
RELX PLC	27,133	1,175,313
Unilever PLC	18,971	952,378
		5,807,797
United States–65.31%
Accenture PLC, Class A	3,329	1,153,865
Alphabet, Inc., Class A(a)	9,184	1,386,141
Amazon.com, Inc.(a)	10,971	1,978,949
American Express Co.	4,761	1,084,032
AMETEK, Inc.	4,887	893,832
Amphenol Corp., Class A	11,967	1,380,393
Analog Devices, Inc.	6,616	1,308,579
Apple, Inc.	7,837	1,343,889
Berkshire Hathaway, Inc., Class B(a)	4,549	1,912,945
Shares		Value
United States–(continued)
Broadcom, Inc.	930	$1,232,631
CME Group, Inc., Class A	4,469	962,131
Coca-Cola Co. (The)	23,418	1,432,713
Copart, Inc.(a)	25,439	1,473,427
Core & Main, Inc., Class A(a)	2,926	167,514
Costco Wholesale Corp.	752	550,938
Danaher Corp.	4,741	1,183,923
EOG Resources, Inc.	8,875	1,134,580
Fastenal Co.	6,418	495,085
Ferguson PLC	631	137,829
Home Depot, Inc. (The)	3,269	1,253,988
Intuit, Inc.	476	309,400
JPMorgan Chase & Co.	4,465	894,340
Linde PLC	2,141	994,109
Marsh & McLennan Cos., Inc.	5,966	1,228,877
Mastercard, Inc., Class A	3,077	1,481,791
Microsoft Corp.	8,752	3,682,142
Moody’s Corp.	2,400	943,272
Motorola Solutions, Inc.	2,328	826,393
NVIDIA Corp.	1,219	1,101,440
Old Dominion Freight Line, Inc.	6,402	1,404,023
O’Reilly Automotive, Inc.(a)	962	1,085,983
Progressive Corp. (The)	8,819	1,823,946
Texas Instruments, Inc.(b)	4,778	832,375
Thermo Fisher Scientific, Inc.	2,235	1,299,004
Union Pacific Corp.	5,081	1,249,570
UnitedHealth Group, Inc.	3,335	1,649,824
Waste Management, Inc.	1,416	301,820
		43,575,693
Total Common Stocks & Other Equity Interests (Cost $52,670,945)		65,454,881
Money Market Funds–1.79%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)(d)	417,532	417,532
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(c)(d)	296,759	296,878
Invesco Treasury Portfolio, Institutional Class, 5.21%(c)(d)	477,179	477,179
Total Money Market Funds (Cost $1,191,547)		1,191,589
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.88% (Cost $53,862,492)		66,646,470
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.25%
Invesco Private Government Fund, 7.57%(c)(d)(e)	233,640	233,640
Invesco Private Prime Fund, 5.49%(c)(d)(e)	600,276	600,576
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $834,216)		834,216
TOTAL INVESTMENTS IN SECURITIES—101.13% (Cost $54,696,708)		67,480,686
OTHER ASSETS LESS LIABILITIES–(1.13)%		(754,239)
NET ASSETS–100.00%		$66,726,447

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Core Equity Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at March 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$552,723	$1,320,592	$(1,455,783)	$-	$-	$417,532	$7,013
Invesco Liquid Assets Portfolio, Institutional Class	393,564	943,280	(1,039,844)	(116)	(6)	296,878	5,143
Invesco Treasury Portfolio, Institutional Class	631,683	1,509,247	(1,663,751)	-	-	477,179	7,994
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	637,637	7,648,580	(8,052,577)	-	-	233,640	8,631*
Invesco Private Prime Fund	1,639,640	16,152,653	(17,191,456)	(143)	(118)	600,576	20,881*
Total	$3,855,247	$27,574,352	$(29,403,411)	$(259)	$(124)	$2,025,805	$49,662

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$546,895	$—	$546,895
Canada	3,712,367	—	—	3,712,367
China	—	1,785,638	—	1,785,638
France	—	4,391,956	—	4,391,956
Italy	974,725	—	—	974,725
Netherlands	—	1,262,321	—	1,262,321
South Korea	—	1,880,330	—	1,880,330
Sweden	—	702,648	—	702,648
Taiwan	—	814,511	—	814,511
United Kingdom	—	5,807,797	—	5,807,797
United States	43,575,693	—	—	43,575,693
Money Market Funds	1,191,589	834,216	—	2,025,805
Total Investments	$49,454,374	$18,026,312	$—	$67,480,686
Invesco V.I. Global Core Equity Fund